Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenue
Total revenue	¥ 2,852,277	$ 447,584	¥ 1,831,077	¥ 853,010
Cost of revenue
Gross profit	1,199,613	188,245	732,781	242,789
Operating expenses
Selling and marketing expenses	(89,654)	(14,069)	(99,092)	(47,496)
General and administrative expenses	(359,470)	(56,409)	(564,286)	(232,837)
Research and development expenses	(75,344)	(11,823)	(41,175)	(24,510)
Total operating expenses	(524,468)	(82,301)	(704,553)	(304,843)
Operating (loss) income	675,145	105,944	28,228	(62,054)
Interest income	58,607	9,197	27,616	7,161
Interest expense	(294,978)	(46,288)	(238,384)	(102,290)
Foreign exchange loss	(4,726)	(742)	(3,548)	(2,438)
Changes in fair value of financial instruments	12,605	1,978	(12,717)	(11,189)
Others, net	24,183	3,795	(17,201)	(633)
(Loss) income before income taxes	470,836	73,884	(216,006)	(171,443)
Income tax benefit (expense)	(154,416)	(24,231)	(67,339)	1,742
Net (loss) income	316,420	49,653	(283,345)	(169,701)
Less: Net income attributable to non-controlling interests				4,742
Net (loss) income attributable to Chindata Group Holdings Limited	¥ 316,420	$ 49,653	¥ (283,345)	¥ (174,443)
Net (loss) earnings per share:
Basic | (per share)	¥ 0.44	$ 0.07	¥ (0.46)	¥ (0.44)
Diluted | (per share)	¥ 0.43	$ 0.07	¥ (0.46)	¥ (0.44)
Shares used in the net (loss) earnings per share:
Basic | shares	726,018,244	726,018,244	613,673,576	397,153,121
Diluted | shares	729,015,250	729,015,250	613,673,576	397,153,121
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	¥ (85,391)	$ (13,400)	¥ (212,597)	¥ 21,967
Comprehensive (loss) income	231,029	36,253	(495,942)	(147,734)
Less: Comprehensive income attributable to non-controlling interests				4,742
Comprehensive (loss) income attributable to Chindata Group Holdings Limited	231,029	36,253	(495,942)	(152,476)
Colocation Services
Revenue
Total revenue	2,649,371	415,744	1,701,911	678,348
Cost of revenue
Cost of revenue	(1,446,544)	(226,994)	(960,586)	(422,254)
Colocation Services | Third Party
Revenue
Total revenue	2,649,371	415,744	1,618,857	583,277
Colocation Services | Related Party
Revenue
Total revenue			83,054	95,071
Colocation Rental
Revenue
Total revenue	114,681	17,996	124,991	128,870
Cost of revenue
Cost of revenue	(125,188)	(19,645)	(135,160)	(152,961)
Others
Revenue
Total revenue	88,225	13,844	4,175	45,792
Cost of revenue
Cost of revenue	¥ (80,932)	$ (12,700)	¥ (2,550)	¥ (35,006)